Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payroll-related liabilities	$ 237,835	$ 181,584	$ 986,691
Accrued clinical trial costs	393,835	587,303	200,881
Other accrued expenses	93,000	113,929	70,000
Total accrued expenses	$ 724,670	$ 882,816	$ 1,257,572